Investments in associates and joint ventures - Share of income from joint ventures (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Share of profit or loss	€ (1,056)	€ (1,598)	€ 1,603
Share of other comprehensive income	0	0	0
Share of total comprehensive income	€ (1,054)	€ (1,596)	€ 1,605